CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 7,003,530	$ 6,988,960	$ 5,990,545
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Foreign currency translation	341,688	(877,256)	35,215
Defined benefit plans	122,268	211,187	55,265
Cash flow hedges	(16,715)	(104,776)	51,811
Investments	0	0	49
OTHER COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ACCENTURE PLC	447,241	(770,845)	142,340
Other comprehensive income (loss) attributable to noncontrolling interests	8,489	(20,186)	1,117
COMPREHENSIVE INCOME	7,459,260	6,197,929	6,134,002
COMPREHENSIVE INCOME ATTRIBUTABLE TO ACCENTURE PLC	7,318,798	6,106,324	6,049,149
Comprehensive income attributable to noncontrolling interests	140,462	91,605	84,853
Other comprehensive income (loss)	$ 455,730	$ (791,031)	$ 143,457